Net debt (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2021		2020 Restated
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	437	1,823	737	1,755
Notes and debentures	1,244	13,525	3,354	17,691
Lease liabilities	889	3,007	853	2,590
Bank overdraft and short-term borrowings	–	–	–	–
Other	58	–	68	–

Total interest bearing liabilities	2,628	18,355	5,012	22,036

Less: Lease liability associated with index-linked freight contracts	346	679	379	781

Less: Cash and cash equivalents
Cash	4,408	–	3,493	–
Short-term deposits	10,838	–	9,933	–

Less: Total cash and cash equivalents	15,246	–	13,426	–

Less: Derivatives included in net debt
Net debt management related instruments (1)	20	537	(162)	595
Net cash management related instruments (2)	34	–	(15)	–

Less: Total derivatives included in net debt	54	537	(177)	595

Net debt		4,121		12,044

Net assets (3)		55,605		52,175

Gearing		6.9%		18.8%

(1)	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

(2)	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

(3)
30 June 2020 net assets have been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’ resulting in a retrospective decrease of US$71 million. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2021	2020	2019
	US$M	US$M	US$M
Total cash and cash equivalents	15,246	13,426	15,613
Bank overdrafts and short-term borrowings	–	–	(20)

Total cash and cash equivalents, net of overdrafts	15,246	13,426	15,593

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2021 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables (1)	Total
Due for payment:
In one year or less or on demand	1,722	729	61	149	980	6,851	10,492
In more than one year but not more than two years	2,278	661	267	80	680	–	3,966
In more than two years but not more than five years	4,062	1,492	256	240	1,397	–	7,447
In more than five year s	7,801	4,136	585	317	1,842	–	14,681

Total	15,863	7,018	1,169	786	4,899	6,851	36,586

Carrying amount	17,087	–	586	690	3,896	6,851	29,110

2020 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables (1)	Total
Due for payment:
In one year or less or on demand	4,138	813	260	60	927	5,622	11,820
In more than one year but not more than two years	1,665	702	81	–	630	1	3,079
In more than two years but not more than five years	5,727	1,713	819	–	1,335	–	9,594
In more than five years	10,101	4,368	974	–	1,043	–	16,486

Total	21,631	7,596	2,134	60	3,935	5,623	40,979

Carrying amount	23,605	–	1,579	60	3,443	5,623	34,310

(1)	Excludes input taxes of US$176 million (2020: US$145 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
USD	11,146	14,625	12,003	9,555
EUR	4,505	7,323	4	4
GBP	3,415	3,272	32	519
AUD	1,053	1,055	573	1,011
CAD	635	597	2,455	2,131
Other	229	176	179	206

Total	20,983	27,048	15,246	13,426